DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN, Summary (FY) (Details)			3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	May 19, 2023 USD ($)	Dec. 03, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) Business $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Business $ / shares
Proceeds from Issuance of Equity [Abstract]
Operating revenues				$ 0			$ 0
Gross proceeds from initial public offering						$ 276,000,000	0
Net proceeds deposited into trust account			$ 480,000	480,000	$ 0	$ 281,520,000	0
Transaction costs			15,623,739	15,623,739			15,623,739
Underwriting fees			5,520,000	5,520,000			5,520,000
Deferred underwriting fees			9,660,000	9,660,000			9,660,000
Other costs			443,739	443,739			443,739
Deferred underwriting commission							$ 0
Increase in price per share related to increase in time of business combination (in dollars per share) | $ / shares							$ 0.1
Additional period to consummate initial business combination							3 months
Net tangible asset threshold for redeeming Public Shares			5,000,001	$ 5,000,001			$ 5,000,001
Percentage of public shares that can be redeemed without prior consent				15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period				100.00%			100.00%
Period to redeem public shares if business combination is not completed within initial combination period				10 days			10 days
Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds deposited into trust account	$ 480,000
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial business combination | Business				1			1
Fair market value as percentage of net assets held in trust account included in initial business combination				80.00%			80.00%
Post-transaction ownership percentage of the target business							50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest on trust account that can be held to pay dissolution expenses			$ 100,000	$ 100,000			$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares		15,226,000
Share price (in dollars per share) | $ / shares		$ 1
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		27,600,000
Gross proceeds from initial public offering		$ 276,000,000
Share price (in dollars per share) | $ / shares		$ 10
Net proceeds deposited into trust account				$ 281,520,000			$ 281,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares			$ 10	$ 10			$ 10.2
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares		15,226,000
Share price (in dollars per share) | $ / shares		$ 1
Initial Public Offering Units Sold at $10.30 [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares			$ 10.2	$ 10.2			10.3
Initial Public Offering Units Sold at $10.40 [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares							$ 10.4